THE SMALL CAP OPPORTUNITIES FUND

                     A SERIES OF KINETICS MUTUAL FUNDS, INC.

                                     [LOGO]

                                   PROSPECTUS

                                 MARCH 10, 2000

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR

           DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF
    THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                        THE SMALL CAP OPPORTUNITIES FUND

                     A SERIES OF KINETICS MUTUAL FUNDS, INC.

                                   PROSPECTUS

                                 MARCH 10, 2000

THE SMALL CAP OPPORTUNITIES FUND (the "Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to short-term earnings disappointments, or the lack of institutional ownership or significant analyst coverage.



             This Prospectus gives vital information about theFund.
   For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.
                      Minimum Initial Investment -- $1,000

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY..................................................1
WHO MAY WANT TO INVEST...............................................2
PERFORMANCE..........................................................2
FEES AND EXPENSES OF THE FUND........................................2
INVESTMENT OBJECTIVE AND STRATEGIES..................................3
MAIN RISKS...........................................................4
MANAGEMENT OF THE FUND...............................................6
VALUATION OF FUND SHARES.............................................7
HOW TO PURCHASE SHARES...............................................7
HOW TO REDEEM SHARES.................................................9
EXCHANGE PRIVILEGE..................................................10
DISTRIBUTION AND TAXES..............................................11
DISTRIBUTION OF SHARES..............................................12
MASTER/FEEDER FUND STRUCTURE........................................12
COUNSEL AND INDEPENDENT AUDITOR.....................................13
FINANCIAL HIGHLIGHTS................................................13


                        THE SMALL CAP OPPORTUNITIES FUND

                               RISK/RETURN SUMMARY
-------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to short-term earnings disappointments or the lack of institutional ownership or significant analyst coverage.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value and total return.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market is rising in general and may fail to meet the Fund's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o SMALL COMPANY RISKS: The Fund invests in the common stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Fund's portfolio.

o FOREIGN SECURITIES RISKS: The Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.


                             WHO MAY WANT TO INVEST
-------------------------------------------------------------------------------

This Fund may be appropriate for investors who:
o  wish to invest for the long term.
o  want to diversify their portfolios.
o want to allocate some portion of their long-term investments to aggressive equity investing.
o  are willing to accept a high degree of volatility.

                                   PERFORMANCE
-------------------------------------------------------------------------------

Because the Fund is new, there is no performance information available at this point. Once the Fund has an annual total return for at least one fiscal year, the Fund will have a bar chart and table showing the Fund's annual total return.

                          FEES AND EXPENSES OF THE FUND
-------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES1
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                None
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)                                None
Maximum Sales Charge (Load) on Reinvested Dividends                None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                None
Exchange Fee2                                                      None
Maximum Account Fee3                                               None

ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                   1.25%
Distribution (Rule 12b-1) Fees                                     None
Other Expenses                                                    0.75%
                                                                  -----
Estimated Total Annual Fund Operating Expenses                    2.00%
                                                                  =====

1 Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and telephone exchanges between the Fund and any other series of Kinetics Mutual Funds, Inc.

2 The Fund's Transfer Agent charges a $5 fee to shareholder accounts for telephone exchanges between the Fund and any other series offered by Kinetics Mutual Funds, Inc.

3        IRA Accounts are assessed a $12.50 annual fee.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

              1 YEAR                             3 YEARS
              ------                             -------
               $203                               $627


                       INVESTMENT OBJECTIVE AND STRATEGIES
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES

To achieve the Fund's objective, under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign small capitalization companies.

The Fund's investment adviser believes that favorable investment opportunities are available through companies that: have a market capitalization under $1 billion, have little or no institutional ownership, have had short-term earnings disappointments, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price-to-earnings ratios that are less than one half of their projected growth rate.

Portfolio securities will be selected from companies that are engaged in a number of industries. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Fund's investment criteria. Such companies include, but are not limited to, the following:

o RETAILERS: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and Internet web-sites.

o MEDIA COMPANIES: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o FINANCIAL SERVICE COMPANIES: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

The investment adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptances
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Fund engages in this temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
-------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS

All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment. The following describes the primary risks of investing in the Fund based on the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history.

MARKET RISK

The net asset value of the Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

OTHER SECURITIES THE FUND MIGHT PURCHASE

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING

The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

NON-DIVERSIFICATION

The Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL-CAPITALIZATION COMPANIES

The Fund will invest in small-capitalization companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with smaller capital structures (generally a market capitalization of $1 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of the Fund will be more susceptible to sudden and significant losses.

FOREIGN SECURITIES

Investing in foreign securities can carry higher returns than those generally associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. The Fund may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

FUND BORROWING

The Fund may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of the Fund.

                             MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. for which it is responsible for the payment of all fees owing to Horizon.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics.
Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is Co-Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's assets and securities. Mr. Doyle is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Fund. Mr. Doyle also co-founded and has been a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Masters of Business Administration from Fordham University and a Bachelor of Science in Economics from St. John's University.

STEVEN TUEN, CFA, is Co-Portfolio Manager of the Fund. Mr. Tuen's primary duties include research and analysis of equity securities for investment by the Fund. From 1996 to 1999, Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an Analyst at Bankers Trust Company. He became Portfolio Manager of the Private Banking Group during that time. Mr. Tuen received his Bachelor of Business Administration from City University of New York in 1991 and became a chartered Financial Analyst in 1995.

                            VALUATION OF FUND SHARES
-------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities / # of shares outstanding =
NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's investment securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors of the Fund. The Fund may use independent pricing services to assist in calculating its NAV.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of the Fund, the investment adviser values foreign securities held by the Fund at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of the Fund's portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

                             HOW TO PURCHASE SHARES
-------------------------------------------------------------------------------

IN GENERAL

Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of Fund shares.

AUTOMATIC INVESTMENT PLAN

Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL

To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Small Cap Opportunities Fund, c/o Kinetics Mutual Funds, Inc., to:

REGULAR MAIL:                              OVERNIGHT OR EXPRESS MAIL:
-------------                              --------------------------
KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
THE SMALL CAP OPPORTUNITIES FUND           THE SMALL CAP OPPORTUNITIES FUND
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202

PURCHASE BY WIRE

Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

o        Wire to:                   Firstar Bank, N.A.
o        ABA Number:                0750-00022
o        Credit:                    Firstar Mutual Fund Services, LLC
o        Account:                   112-952-137
o        Further Credit:            Kinetics Mutual Funds, Inc.
                                    The Small Cap Opportunities Fund
                                    (Shareholder Name/Account Registration)
                                    (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS

You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS

You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

                              HOW TO REDEEM SHARES
-------------------------------------------------------------------------------

IN GENERAL

You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 p.m. eastern time) will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, BUT NOT FROM A NOTARY PUBLIC. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION

You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

REGULAR MAIL:                              OVERNIGHT OR EXPRESS MAIL:
-------------                              --------------------------
KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
THE SMALL CAP OPPORTUNITIES FUND           THE SMALL CAP OPPORTUNITIES FUND
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202

Requests for redemption in "good order" must:
o indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o specify the number of shares or dollar amount to be redeemed,
o indicate your account registration number, and
o include your social security number or tax identification number.

TELEPHONE REDEMPTION

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o that you correctly state your Fund account number
o the name in which your account is registered
o the social security or tax identification number under which the account is registered
o address of the account holder, as stated in the New Account Application Form

WIRE REDEMPTION

Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT

The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

You can exchange your shares in the Fund for shares of any other series of Kinetics Mutual Funds, Inc. at no charge. However, if the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the prospectus of a fund before exchanging shares into that fund and retain it for future reference. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to the close of the Exchange to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other Kinetics Mutual Funds and about exercising your exchange privilege.

                             DISTRIBUTION AND TAXES
-------------------------------------------------------------------------------

DISTRIBUTIONS

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES

The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the Funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
-------------------------------------------------------------------------------

DISTRIBUTOR

T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT

Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR

Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.010% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT

Firstar Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
-------------------------------------------------------------------------------

In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

                         COUNSEL AND INDEPENDENT AUDITOR
-------------------------------------------------------------------------------

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as the independent auditor of the Fund.

                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Because the Fund had not commenced investment operations prior to the date of this Prospectus, there are no financial highlights to report.


                           KINETICS MUTUAL FUNDS, INC.

                        THE SMALL CAP OPPORTUNITIES FUND

INVESTMENT ADVISER,             KINETICS ASSET MANAGEMENT, INC.
ADMINISTRATOR, AND              1311 MAMARONECK AVENUE
SHAREHOLDER SERVICING AGENT     WHITE PLAINS, NY  10605

LEGAL COUNSEL                   SPITZER & FELDMAN P.C.
                                405 PARK AVENUE
                                NEW YORK, NY 10022

INDEPENDENT AUDITOR             MCCURDY AND ASSOCIATES CPA'S, INC.
                                27955 CLEMENS ROAD
                                WESTLAKE, OH 44145

TRANSFER AGENT,                 FIRSTAR MUTUAL FUND SERVICES, LLC
FUND ACCOUNTANT,                615 EAST MICHIGAN STREET
SUB-ADMINISTRATOR               MILWAUKEE, WI  53202

CUSTODIAN                       FIRSTAR BANK, N.A.
                                615 EAST MICHIGAN STREET
                                MILWAUKEE, WI  53202

YOU MAY OBTAIN THE FOLLOWING AND OTHER INFORMATION ON THE FUND FREE OF CHARGE:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED MARCH 10, 2000
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Soon after the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The reports will provide the Fund's most recent portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
KINETICS MUTUAL FUNDS, INC.
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI  53201-0701

INTERNET (TEXT ONLY VERSION):
HTTP://WWW.SEC.GOV
HTTP://WWW.KINETICSFUNDS.COM

SEC:
You may review and obtain copies of Kinetic Mutual Funds information (including the SAIs) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                           1940 Act File No. 811-09303







                           THE MIDDLE EAST GROWTH FUND

                     A SERIES OF KINETICS MUTUAL FUNDS, INC.

                                     [LOGO]

                                   PROSPECTUS

                                 MARCH 10, 2000

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                           THE MIDDLE EAST GROWTH FUND

                     A SERIES OF KINETICS MUTUAL FUNDS, INC.

                                   PROSPECTUS

                                 MARCH 10, 2000

THE MIDDLE EAST GROWTH FUND (the "Fund) is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of foreign companies domiciled in the Middle East region of the globe and U.S. companies engaged in significant business activities in the Middle East.





             This Prospectus gives vital information about the Fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.




                               Investment Adviser

                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment --- $1,000

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY....................................................1
WHO MAY WANT TO INVEST.................................................2
PERFORMANCE............................................................2
FEES AND EXPENSES OF THE FUND..........................................3
INVESTMENT OBJECTIVE AND STRATEGIES....................................4
MAIN RISKS.............................................................5
MANAGEMENT OF THE FUND.................................................6
VALUATION OF FUND SHARES...............................................7
HOW TO PURCHASE SHARES.................................................8
HOW TO REDEEM SHARES...................................................9
EXCHANGE PRIVILEGE....................................................11
DISTRIBUTION AND TAXES................................................11
DISTRIBUTION OF SHARES................................................12
MASTER/FEEDER FUND STRUCTURE..........................................13
COUNSEL AND INDEPENDENT AUDITOR.......................................13
FINANCIAL HIGHLIGHTS..................................................13


                           THE MIDDLE EAST GROWTH FUND

                               RISK/RETURN SUMMARY
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of foreign companies domiciled in the Middle East region of the globe and U.S. companies engaged in significant business activities in the Middle East. The Fund defines the "Middle East" to be that region ranging from Morocco on the North African coast, including Algeria, Tunisia, Libya, Egypt, Sudan and Chad, to the Persian Gulf region, including Israel , Lebanon, Jordan, Syria, Iraq, Iran, Saudi Arabia, Yemen, People's Republic of Yemen, Oman, United Arab Emirates, Qatar and Kuwait). Based on their gross domestic products and stock market capitalizations, it is expected that Israel and Egypt will represent the largest country investments for the Fund.

The Fund's investment adviser believes that the Middle East offers significant investment opportunities. The Middle East region is characterized by wide variations in wealth, physical resources, economic development and demographics, among other fundamental measures. Some of these nations, notably Israel, have attained world class status in areas such as technological innovation. This great divergence is encompassed in a relatively small region and is coupled with varying degrees of progress in economic development, privatization, and financial market deregulation.

The Middle East's positioning in the technology and biotechnology sectors and the historical constraints on valuation due to geo-political turmoil, have created many attractive investment valuations. Historically, political risk has been manifested in local financial markets in the form of significant valuation discounts, particularly on an episodic short-term basis. Improved prospects for political stability in the region and the anticipation of progress in peace negotiations has historically resulted in significant appreciation in many of these markets. The recent advent of the Internet has provided many technology and biotechnology companies with a strong track record for innovation, the ability to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value and total return.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market is rising in general and may fail to meet the Fund's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to an industry-specific development. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

o TECHNOLOGY AND BIOTECHNOLOGY INDUSTRY SPECIFIC RISKS: Companies that conduct business on the technology and biotechnology fields are subject to the rate of change in technology and scientific innovation, as well as competition, which is generally higher than that of other industries.

o SMALL AND MEDIUM-SIZED COMPANY RISKS: The Fund may invest in the stocks of small-, medium- and large-sized companies. Small- and medium-sized companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Fund's portfolio.

o POLITICAL RISKS: The Fund will invest in securities of foreign countries that historically have experienced periods of political instability. Investment in these countries can carry higher returns but involve more risks than those associated with domestic investments.

o FOREIGN SECURITIES RISKS: The Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Fund's shares more susceptible to certain risks than shares of a more diversified mutual fund.

                             WHO MAY WANT TO INVEST
-------------------------------------------------------------------------------

This Fund may be appropriate for investors who:
o wish to invest for the long term.
o want to diversify their portfolios.
o want to allocate some portion of their long-term investments to aggressive equity investing.
o want to allocate some portion of their long-term investments to global equity investing.
o are willing to accept a high degree of volatility.


                                   PERFORMANCE
-------------------------------------------------------------------------------

Because the Fund is new, there is no performance information available at this point. Once the Fund has an annual total return for at least one fiscal year, the Fund will have a bar chart and table showing the Fund's annual total return.

                          FEES AND EXPENSES OF THE FUND
-------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES1
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases               None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                           None
(as a percentage of offering price)
Maximum Sales Charge (Load) on Reinvested Dividends            None
Redemption Fee                                                 None
(as a percentage of amount redeemed, if applicable)
Exchange Fee2                                                  None
Maximum Account Fee3                                           None

ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                1.25%
Distribution (Rule 12b-1) Fees                                 None
Other Expenses                                                 1.00%
Estimated Total Annual Fund Operating Expenses                 2.25%
                                                               =========

      1 Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and telephone exchanges between the Fund and any other series of Kinetics Mutual Funds, Inc.

      2 The Fund's Transfer Agent charges a $5 fee to shareholder accounts for telephone exchanges between the Fund and any other series offered by Kinetics Mutual Funds, Inc.

      3 IRA Accounts are assessed a $12.50 annual fee.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

         1 YEAR                  3 YEARS
         ------                  -------
        $228.00                  $703.00

                       INVESTMENT OBJECTIVE AND STRATEGIES
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES

To achieve the Fund's objective, under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of foreign and U.S. companies that are engaged in business activities in the "Middle East".

Portfolio securities will be selected from foreign or U.S. issuers that are organized under the laws of Middle East nations or which, at the time of investment, hold a significant portion of their assets in or derive a significant proportion of their gross revenues from Middle East nations. These companies may be large, medium or small in size if, in the adviser's opinion, they meet the Fund's investment criteria. Accordingly, the Fund seeks to invest in securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

o SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to enhance the speed, integrity and storage of data, facilitate information distribution and gathering, provide secure electronic transactions, and operate other computer and telecommunications-based applications, for domestic and export markets.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems, for domestic and export markets.

o INTERNET COMPANIES: Companies that develop, produce and sell products and services via and in support of the Internet, especially in local markets.

o PHARMACEUTICAL AND BIOTECHNOLOGY COMPANIES: Companies that develop and market drug and medical treatment products and technologies, especially for the export marketplace.

o LOCAL RETAIL FRANCHISE COMPANIES: Companies that benefit from regulatory, cultural or physical characteristics specific to the region, such as non-alcoholic brewers, air conditioning distributors and financial institutions.

o GROWTH IN POPULATION/WEALTH COMPANIES: Companies that benefit from local demographic trends in fields such as real estate, mortgage banking, telecommunications and food manufacturers/distributors.

The investment adviser selects portfolio securities by evaluating a company's positioning and the business model as well as its ability to grow and expand its business. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company currently spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality U.S. short-term money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and bankers' acceptances
o U.S. government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Fund engages in this temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
-------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS

All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment. The following describes the primary risks of investing in the Fund based on the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history.

TECHNOLOGY & BIOTECHNOLOGY INDUSTRY SPECIFIC RISKS

Companies that derive a significant portion of their revenues from technology and biotechnology-related activities in general are subject to the rate of change in technology and competition, which is generally higher than that of other industries.

FOREIGN SECURITIES RISKS

Investing in foreign securities can carry higher returns than those generally associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. The Fund may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

MARKET RISK

The net asset value of the Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

OTHER SECURITIES THE FUND MIGHT PURCHASE

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING

The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

NON-DIVERSIFICATION

The Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL- AND MEDIUM-SIZED COMPANIES

The Fund may invest in small- or medium-sized companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small- or medium-sized capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of the Fund will be more susceptible to significant losses.

FUND BORROWING

The Fund may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of the Fund.

                             MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The investment adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The investment adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. for which it is responsible for the payment of all fees owing to Horizon.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics.
Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is Co-Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's assets and securities. Mr. Doyle is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Fund. Mr. Doyle also co-founded and has been a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Masters of Business Administration from Fordham University and a Bachelor of Science in Economics from St. John's University.

STEVEN M. BREGMAN, CFA is Co-Portfolio Manager of the Fund. Mr. Bregman's primary duties include research and analysis of equity securities for investment in the Fund. Mr. Bregman, 41, also co-founded and is a President of Horizon Asset Management, Inc., a New York based investment management and research firm, which was established in 1994. From 1987 through late 1994, Mr. Bregman was an Investment Officer in Bankers Trust Company's Private Clients Group, where he managed in excess of $600 million of equity and fixed-income assets. Mr. Bregman was one of a five manager group responsible for managing the bank's largest individual relationships and for setting equity investment guidelines for the Private Bank. Mr. Bregman served as a member of the Special Situations Equity Strategy Group and served in a variety of new product development projects. Mr. Bregman received a Bachelor of Arts in Economics from City University of New York.

                            VALUATION OF FUND SHARES
-------------------------------------------------------------------------------

Shares of the Fund are sold at net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities / # of shares outstanding =
NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's investment securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors of the Fund. The Fund may use independent pricing services to assist in calculating its NAV.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of the Fund, the investment adviser values foreign securities held by the Fund at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of the Fund's portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

                             HOW TO PURCHASE SHARES
-------------------------------------------------------------------------------

IN GENERAL

Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of Fund shares.

AUTOMATIC INVESTMENT PLAN

Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL

To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Middle East Growth Fund, c/o Kinetics Mutual Funds, Inc., to:

REGULAR MAIL:                              OVERNIGHT OR EXPRESS MAIL:
-------------                              --------------------------
KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
THE MIDDLE EAST GROWTH FUND                THE MIDDLE EAST GROWTH FUND
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202

PURCHASE BY WIRE

Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

o        Wire to:                   Firstar Bank, N.A.
o        ABA Number:                0750-00022
o        Credit:                    Firstar Mutual Fund Services, LLC
o        Account:                   112-952-137
o        Further Credit:            Kinetics Mutual Funds, Inc.
                                    The Middle East Growth Fund
                                    (Shareholder Name/Account Registration)
                                    (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS

You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS

You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

                              HOW TO REDEEM SHARES
-------------------------------------------------------------------------------

IN GENERAL

You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 p.m. eastern time) will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, BUT NOT FROM A NOTARY PUBLIC. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION

You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

REGULAR MAIL:                              OVERNIGHT OR EXPRESS MAIL:
-------------                              --------------------------
KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
THE MIDDLE EAST GROWTH FUND                THE MIDDLE EAST GROWTH FUND
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202

Requests for redemption in "good order" must:
o indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o specify the number of shares or dollar amount to be redeemed,
o indicate your account registration number, and
o include your social security number or tax identification number.

TELEPHONE REDEMPTION

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o that you correctly state your Fund account number
o the name in which your account is registered
o the social security or tax identification number under which the account is registered
o address of the account holder, as stated in the New Account Application Form

WIRE REDEMPTION

Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT

The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

You can exchange your shares in the Fund for shares of any other series of Kinetics Mutual Funds, Inc. at no charge. However, if the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the prospectus of a fund before exchanging shares into that fund and retain it for future reference. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to the close of the Exchange to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other Kinetics Mutual Funds and about exercising your exchange privilege.

                             DISTRIBUTION AND TAXES
-------------------------------------------------------------------------------

DISTRIBUTIONS

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES

The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the Funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
-------------------------------------------------------------------------------

DISTRIBUTOR

T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT

Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR

Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.010% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT

Firstar Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
-------------------------------------------------------------------------------

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE

In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

                         COUNSEL AND INDEPENDENT AUDITOR
-------------------------------------------------------------------------------

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as the independent auditor of the Fund.

                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Because the Fund had not commenced investment operations prior to the date of this Prospectus, there are no financial highlights to report.

                           KINETICS MUTUAL FUNDS, INC.

                           THE MIDDLE EAST GROWTH FUND

INVESTMENT ADVISER,             KINETICS ASSET MANAGEMENT, INC.
ADMINISTRATOR, AND              1311 MAMARONECK AVENUE
SHAREHOLDER SERVICING AGENT     WHITE PLAINS, NY  10605

LEGAL COUNSEL                   SPITZER & FELDMAN P.C.
                                405 PARK AVENUE
                                NEW YORK, NY 10022

INDEPENDENT AUDITOR             MCCURDY AND ASSOCIATES CPA'S, INC.
                                27955 CLEMENS ROAD
                                WESTLAKE, OH 44145

TRANSFER AGENT,                 FIRSTAR MUTUAL FUND SERVICES, LLC
FUND ACCOUNTANT,                615 EAST MICHIGAN STREET
SUB-ADMINISTRATOR               MILWAUKEE, WI  53202

CUSTODIAN                       FIRSTAR BANK, N.A.
                                615 EAST MICHIGAN STREET
                                MILWAUKEE, WI  53202

YOU MAY OBTAIN THE FOLLOWING AND OTHER INFORMATION ON THE FUND FREE OF CHARGE:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED MARCH 10, 2000
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Soon after the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The reports will provide the Fund's most recent portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
KINETICS MUTUAL FUNDS, INC.
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI  53201-0701

INTERNET (TEXT ONLY VERSION):
HTTP://WWW.SEC.GOV
HTTP://WWW.KINETICSFUNDS.COM

SEC:
You may review and obtain copies of Kinetic Mutual Funds information (including the SAIs) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                           1940 Act File No. 811-09303



                        THE SMALL CAP OPPORTUNITIES FUND
                     a series of Kinetics Mutual Funds, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                                 (800) 930-3828

                                 March 10, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated March 10, 2000. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                        THE SMALL CAP OPPORTUNITIES FUND

The Fund.......................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................6
Temporary Investments..........................................................7
Portfolio Turnover.............................................................7
Management of the Fund.........................................................7
Control Persons and Principal Holders of Securities............................9
Investment Adviser.............................................................9
Administrative Services.......................................................10
Custodian.....................................................................11
Capitalization................................................................11
Valuation of Shares...........................................................11
Purchasing Shares.............................................................12
Redemption of Shares..........................................................13
Brokerage.....................................................................14
Taxes.........................................................................14
Performance Information.......................................................15
Independent Auditors..........................................................16
Financial Statements..........................................................16
Appendix......................................................................17

THE FUND
--------------------------------------------------------------------------------

The Small Cap Opportunities Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE

In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool of assets. If the Fund invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

The Board of Directors has authorized this fundamental investment policy to facilitate a conversion to a Master/Feeder Fund Structure in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities.

1.   The Fund will not act as underwriter for securities of other issuers.

2.   The Fund will not make loans.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if, as a result, the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Portfolio's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Fund will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

The management and affairs of the Fund are supervised by the Board of Directors of the Company. The Board consists of eight individuals, five of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and Directors of the Company are listed below with their addresses, present positions with the Company and principal occupations over at least the last five years. "Interested persons" are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS                      AGE            POSITION                  DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45      President & Chairman    President and CEO, Kinetics Asset
342 Madison Avenue                                 of the Boards       Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34            Director          Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY  10595
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46            Director          President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present).
New York, NY  10173
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36            Director          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36            Director          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                                                  D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37            Director          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present).
Long Beach, NY  11561                                                  Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45            Director          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68            Director          Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                                                       Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                                               President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
*Lee W. Schultheis                     43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                               Treasurer of the      Management (1999 to Present); President &
New York, NY  10173                                   Company          Director of Business. Development, Vista
                                                                       Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

For their service as Directors, the non-interested Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. None of the executive officers receive compensation from the Fund. The following tables provide compensation information for the non-interested Directors for the year-ended December 31, 1999.

                               COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
                                                                                                TOTAL COMPENSATION
                                AGGREGATE      PENSION OR RETIREMENT       ESTIMATED ANNUAL     FROM FUND AND FUND
                               COMPENSATION     BENEFITS ACCRUED AS         BENEFITS UPON         COMPLEX PAID TO
     NAME AND POSITION          FROM FUND      PART OF FUND EXPENSES          RETIREMENT             DIRECTORS
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director

Kathleen Campbell                  None                 None                   None                    None
Director

Murray Stahl*                      None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Director

William J. Graham                  None                 None                   None                   $5,500
Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Director

John J. Sullivan                   None                 None                   None                   $5,500
Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* Murray Stahl became an "interested person" of the Fund (as that term is defined in the 1940 Act) as of December 15, 1999. Previous to becoming an "interested person", Mr. Stahl received $3,844 as total compensation from Kinetics Mutual Funds, Inc. for his service as a non-interested director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficially own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On December 15, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including: o fees and expenses of directors not affiliated with the Adviser; o legal and accounting fees; o interest, taxes, and brokerage commissions; and o record keeping and the expense of operating its offices.

The Adviser receives a shareholder-servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Fund, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Fund may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.010% of the Fund's average daily net assets with a minimum annual fee of $3,000.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Mutual Funds, Inc. consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV of the Fund's shares.

The Fund's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. eastern standard time.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                        The Small Cap Opportunities Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,
|X| the name of the Fund,
|X| the account number,
|X| the share or dollar amount to be redeemed, and |X| signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or |X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                    c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
              500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



                          THE MIDDLE EAST GROWTH FUND
                 a series of Kinetics Mutual Funds, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                                 (800) 930-3828

                                 March 10, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated March 10, 2000. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                           THE MIDDLE EAST GROWTH FUND

The Fund.......................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................7
Temporary Investments..........................................................8
Portfolio Turnover.............................................................9
Management of the Fund.........................................................9
Control Persons and Principal Holders of Securities...........................11
Investment Adviser............................................................11
Administrative Services.......................................................12
Custodian.....................................................................13
Capitalization................................................................13
Valuation of Shares...........................................................13
Purchasing Shares.............................................................14
Redemption of Shares..........................................................15
Brokerage.....................................................................16
Taxes.........................................................................16
Performance Information.......................................................17
Independent Auditors..........................................................18
Financial Statements..........................................................18
Appendix......................................................................19

THE FUND
--------------------------------------------------------------------------------

The Middle East Growth Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Fund's total assets will be invested in securities of foreign and U.S. companies that are engaged in business activities in the Middle East. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

NON-DIVERSIFICATION

As a non-diversified fund, the Fund has no limit on the percentage of assets that it may invest in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

QUALIFICATION UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash and cash items) that exceed 5% of the Fund's total assets shall not exceed 50% of the value of its total assets. In addition, not more than 25% of its total assets will be invested in the securities of any one issuer, except government securities or securities of regulated investment companies.

SPECIAL CONSIDERATIONS OF THE MIDDLE EAST

The Fund defines the "Middle East" to be that region ranging from Morocco on the North African coast, including Algeria, Tunisia, Libya, Egypt, Sudan and Chad, to the Persian Gulf region, including Israel, Lebanon, Jordan, Syria, Iraq, Iran, Saudi Arabia, Yemen, People's Republic of Yemen, Oman, United Arab Emirates, Qatar and Kuwait). Based on their gross domestic products and stock market capitalizations, it is expected that Israel and Egypt will represent the largest country investments in the Fund.

The following information is a brief summary of the prevailing economic conditions and general summary of the market in the Middle East.

The Middle East securities markets are dominated by the Tel Aviv Stock Exchange ("TASE") and the Egyptian Stock Exchange. The TASE accounts for approximately one half of the aggregate value of the Middle East stock exchanges, and the TASE and Egyptian Stock Exchange together account for approximately two-thirds. Measured by gross domestic product ("GDP"), Israel and Egypt together account for approximately two-thirds of the aggregate GDP of those Middle East nations with active stock exchanges. Accordingly, these two markets are anticipated to represent significant areas of investment for the Fund. They are, nevertheless, relatively illiquid, with a combined market capitalization of less than $75 billion. In contrast each of the 25 largest companies in the S&P 500 have a market capitalization that exceeds $100 billion. These markets are also relatively concentrated. For instance, two-thirds of the shares on the TASE are held by insiders, corporate cross-ownership arrangements and the government, so that the effective float is quite limited. These markets are therefore expected to be volatile in the future, as has been the experience in the past.

The Middle East markets are also characterized by extreme variations in economic development. Measured by per-capita wealth and certain other demographic measures such as education, industrialization and infant mortality, Israel, with per-capita GDP of approximately $18,000, is most closely associated with European developed nations, while most other Middle East countries, such as Egypt and Jordan, with per-capita GDP of approximately $3,000, would be categorized as developing nations.

Many of the most important Middle East stock markets, including the TASE, the Egyptian Stock Exchange and the Amman Financial Market, have been experiencing a variety of market-oriented reforms in recent years. Since the mid 1990s, the Alexandria and Cairo stock exchanges, inactive for 30 years, have been reactivated, consolidated and, in coordination with the government's economic reform program, reorganized. In 1998, among other modernization initiatives, the Exchange undertook the development of standardized arbitration procedures and a share clearing and settlement system that conforms to international standards. This has resulted in a substantial increase in the number of Exchange-listed companies.

The TASE has been undergoing a series of market oriented reforms, including a gradual but continuing privatization program for the substantial portfolio of state-owned enterprises; the expansion of investment options for provident funds (similar to a pooled, bank-managed version of an IRA in the U.S.) such that these large pools of capital may now invest in equity securities; deregulation, as of the communications services industry; and relaxation of restrictions on currency exchange. Israeli companies, particularly in the technology sector, have been quite successful at raising foreign investment capital, both domestically and in the U.S., where Israel ranks second in terms of the number of non-American public share listings on U.S. stock exchanges.

The securities on the primary Middle East stock exchanges are subject to substantial volatility relative to the political and military tensions endemic to this region, most particularly between Israel and the Arab nations and the Palestinians. Aside from the significant risk discount that can apply to the equities in such markets, there is also an economic drain in the form of expenditures for defense, including the cost in the diversion of productive manpower, which absorbs a significant proportion of regional GDP. Despite these pressures, economic growth in Israel, for instance, has generally been quite robust. The potential economic and market benefits on a regional basis from progress in peace negotiations, much less from substantive cross-border economic cooperation, could therefore be quite significant, particularly given the highly complementary physical, technological and human resources that exist but have yet to be capitalized.

The Fund's concentration in securities issued in the Middle East provides a greater level of risk than a fund whose assets are diversified across numerous countries. The stability of Middle East companies will depend on the economic, political and demographic conditions within the Middle East and the underlying fiscal condition of the Middle East.

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE

In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool of assets. If the Fund invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

The Board of Directors has authorized this fundamental investment policy to facilitate a conversion to a Master/Feeder Fund Structure in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities.

1.   The Fund will not act as underwriter for securities of other issuers.

2.   The Fund will not make loans.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if, as a result, the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except in foreign and U.S. companies that are engaged in business activities in the Middle East, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's if, as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of foreign and U.S. companies that are engaged in business activities in the Middle East.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Fund will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the business activities in the Middle East, its economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

The management and affairs of the Fund are supervised by the Board of Directors of the Company. The Board consists of eight individuals, five of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and Directors of the Company are listed below with their addresses, present positions with the Company and principal occupations over at least the last five years. "Interested persons" are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS                      AGE            POSITION                  DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Boards            Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).
Valhalla, NY  10595
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46     Director                 President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present).
New York, NY  10173
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36            Director          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36            Director          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                                                  D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37            Director          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present).
Long Beach, NY  11561                                                  Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45            Director          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68            Director          Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                                                       Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                                               President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
*Lee W. Schultheis                     43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                               Treasurer of the      Management (1999 to Present); President &
New York, NY  10173                                   Company          Director of Business. Development, Vista
                                                                       Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

For their service as Directors, the non-interested Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. None of the executive officers receive compensation from the Fund. The following tables provide compensation information for the non-interested Directors for the year-ended December 31, 1999.

                               COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
                                                                                                TOTAL COMPENSATION
                                AGGREGATE      PENSION OR RETIREMENT       ESTIMATED ANNUAL     FROM FUND AND FUND
                               COMPENSATION     BENEFITS ACCRUED AS         BENEFITS UPON         COMPLEX PAID TO
     NAME AND POSITION          FROM FUND      PART OF FUND EXPENSES          RETIREMENT             DIRECTORS
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director

Kathleen Campbell                  None                 None                   None                    None
Director

Murray Stahl*                      None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Director

William J. Graham                  None                 None                   None                   $5,500
Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Director

John J. Sullivan                   None                 None                   None                   $5,500
Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* Murray Stahl became an "interested person" of the Fund (as that term is defined in the 1940 Act) as of December 15, 1999. Previous to becoming an "interested person", Mr. Stahl received $3,844 as total compensation from Kinetics Mutual Funds, Inc. for his service as a non-interested director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficially own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On December 15, 1999 the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Fund's Board of Directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;
(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.

For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including: o fees and expenses of directors not affiliated with the Adviser; o legal and accounting fees; o interest, taxes, and brokerage commissions; and o record keeping and the expense of operating its offices.

The Adviser receives a shareholder-servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Fund, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Fund may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.010% of the Fund's average daily net assets with a minimum annual fee of $3,000.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Mutual Funds, Inc. consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV of the Fund's shares.

The Fund's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                           The Middle East Growth Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,
|X| the name of the Fund,
|X| the account number,
|X| the share or dollar amount to be redeemed, and |X| signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or |X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
              500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.